Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Northfield Bancorp, Inc. [Member]
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
Segment performance is evaluated using consolidated net income. Information reported internally for performance assessment by the CODM follows, inclusive of reconciliations of significant segment totals to the consolidated financial statements.

	Banking Segment
	2025	2024	2023
	(in thousands)
Interest income	$249,096	$237,908	$208,795
Reconciliation of revenue
Other revenues - non-interest income	16,950	16,822	11,896

Total consolidated revenues	266,046	254,730	220,691
Less:
Interest expense	111,730	123,423	84,128

Segment net interest income and non-interest income	154,316	131,307	136,563
Less:
Compensation and employee benefits	51,370	49,338	46,496
Provision for credit losses	7,402	4,281	1,353
Other segment items (1) (2) (3)	78,493	37,187	36,954
Income tax expense	16,255	10,556	14,091

Segment expenses	153,520	101,362	98,894

Segment net income	$796	$29,945	$37,669

Segment assets	$5,754,010	5,666,378	$5,598,396
Total consolidated assets	$5,754,010	$5,666,378	$5,598,396

(1)	Other segment items include occupancy, furniture and equipment, data processing, professional fees, advertising, FDIC insurance and other miscellaneous expenses.
(2)	Includes depreciation expense of $3.2 million, $3.6 million and $3.7 million in 2025, 2024, and 2023, respectively.
(3)	Includes amortization expense of $9.0 million, $7.4 million, and $11.7 million in 2025, 2024, and 2023, respectively.